EARNINGS PER SHARE (EPS)	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
EARNINGS PER SHARE ("EPS")
NOTE 17 -	EARNINGS PER SHARE (“EPS”)

Basic and diluted earnings per share are based on the weighted average number of ordinary shares outstanding, net of treasury shares. Diluted EPS is based on those shares used in basic EPS plus shares that would have been outstanding assuming issuance of ordinary shares for all dilutive potential ordinary shares outstanding.

	Year ended December 31,
	2022	2021	2020
Numerator for EPS:
Net loss	$(1,562)	$(3,562)	$(5,329)
Denominator for EPS:
Weighted average shares outstanding – basic	8,911,546	8,874,696	8,874,696
Dilutive shares	-	-	-
Weighted average shares outstanding – diluted	8,911,546	8,874,696	8,874,696
EPS:
Basic and diluted	$(0.175)	$(0.4)	$(0.6)

Diluted loss per share does not include 675,000, 720,000 and 621,460 options, for the years ended December 31, 2022, 2021 and 2020 respectively because the options are anti-dilutive.

Dilutive shares are calculated using the treasury stock method and include dilutive shares from share-based employee compensation plans.